SUBSEQUENT EVENTS (Details) - 1 months ended Dec. 31, 2017 ZAR in Millions, $ in Millions	USD ($)	ZAR
Subsequent Event [Member]
Subsequent Event [Line Items]
Loss Contingency, Damages Sought, Value	$ 42.4	ZAR 573.1